UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Popular Center

209 Munoz Rivera, Suite 1111

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant's Telephone Number, including Area Code: +1 (787) 282-1621

Joshua B. Deringer

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1 – Proxy Voting Record.

Proxy Voting Books and Records
Issuer's Name	Security's TIC	CUSIP	Shaderholder Meeting Date	Brief Identification of the Matter Voted on	Whether the matter was proposed by the Issuer or a security-holder	Whether X-Square cast a vote	How X-Square cast its vote (for the proposal, against the proposal, or abstain)	Whether X-Square cast its vote with or against management	Proxy Vote (link)
ALIBABA GROUP	BABA	01609W102	9/7/2021	1. Election of Directors To serve for a three year term or until such director's successor is elected or appointed and duly qualified.
				2. Ratify the appointment of PricewaterhouseCoopers as the independent registered public accounting firm of the Company for the fiscal year ending March 31, 2022.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/01609W/20210804/ADR_477395.PDF
COPART	CPRT	217204	12/2/2021	1. Election of directors.
2. To approve, on an advisory (non-binding) basis, the compensation of our named executive officers for the fiscal year ended July 31, 2021 (say-on-pay vote).
3. To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending July 31, 2022.

					Proposed by the Issuer	Yes	For the proposal	With management	http://www.envisionreports.com/CPRT/2021/1ED11OC21F/index.html?voting=false
PALO ALTO NETWORKS, INC	PANW	697435	12/13/2021	1. Election of directors.
2. To approve, on an advisory (non-binding) basis, the compensation of our named executive officers.
3. To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending July 31, 2022.
4. To approve the 2021 Palo Alto Networks, Inc. Equity Incentive Plan.

					Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/697435/20211018/COMBO_484300.PDF
COSTCO WHOLESALE CORP	COST	22160K	1/19/2022	1. Election of directors.
2. Ratification of selection of independent auditors.
3. Approval, on an advisory basis, of executive compensation.
4. Shareholder proposal regarding charitable giving reporting.
5. Shareholder proposal regarding the adoption of GHG emissions reduction targets.
6. Shareholder proposal regarding report on racial justice and food equity.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/22160K/20211111/NPS_487477/?page=1
Apple Inc	AAPL	037833	3/3/2022	1. Election of directors.
2. Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2022.
3. Advisory vote to approve executive compensation.
4. Approval of the Apple Inc. 2022 Employee Stock Plan.
				5. Various sharehlder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://s2.q4cdn.com/470004039/files/doc_financials/2022/ar/Apple-Proxy-Special-BMK222670.pdf
MISSION PRODUCE INC	AVO	60510V108	4/12/2022	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of Deloitte & Touche LLP as Lennar's independent registered public accounting firm for the fiscal year 2022
• To approve a frequency of ONE YEAR for the advisory vote to approve executive compensation.
					Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/60510V/20220218/NPS_491802.PDF
LENNAR CORPORATION	LEN	526057	4/11/2022	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of Deloitte & Touche as independent registered public accounting firm for the fiscal year 2022
• To approve  executive compensation.
•Approval of the Lennar Corporation 2016 Equity Incentive Plan, as Amended and Restated.
•Approval of a stockholder proposal to reduce the common stock ownership threshold to call a special meeting.
					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/526057/20220215/NPS_491793/?page=1
Lockheed Martin Corporation	LMT	539830	4/20/2022	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of E&Y as independent registered public accounting firm for the fiscal year 2022
• To approve  executive compensation.
• Stockholder Proposal to Reduce Threshold for Calling Special Stockholder Meetings..
• Stockholder Proposal to Issue a Human Rights Impact Assessment Report.
					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	http://www.edocumentview.com/LMT
TRUIST FINANCIAL CORPORATION	TFC	89832Q	4/25/2022	• To elect directors
• To ratify the appointment of PwC as independent registered public accounting firm for the fiscal year 2022
• To approve  executive compensation.
				• To approve the Truist Financial Corporation 2022 Incentive Plan.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/89832Q/20220217/NPS_493014.PDF
CALAVO GROWERS, INC	CVGW	128246	4/26/2022	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of Deloitte & Touche as independent registered public accounting firm for the fiscal year 2022
• To approve  executive compensation.
					Proposed by the Issuer	Yes	For the proposal	With management	http://ir.calavo.com/financial-information/sec-filings/
ALLY FINANCIAL INC	ALLY	02005N	5/2/2022	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of Deloitte & Touche as independent registered public accounting firm for the fiscal year 2022
• To approve  executive compensation.
					Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/02005N/20220307/NPS_494026/INDEX.HTML?page=1
SUNCOR ENERGY	SU	867224	5/10/2022

• To elect directors to serve for the ensuing year
• To ratify the selection of KPMG as independent auditors

• TTo consider and, if deemed fit, approve an advisory resolution on Suncor's approach to executive compensation disclosed in the Management Proxy Circular of Suncor Energy Inc. dated February 23, 2022.

					Porposed by the Issuer	Yes	For the proposal	With management	https://www.suncor.com/en-ca/annual-disclosure
General Dynamics Corporation	GD	369550108	5/3/2022	1. Election of directors.
2. Advisory Vote on the Selection of Independent Auditors..
3.  Advisory Approval of Executive Compensation.
4. Shareholder Proposal to Require an Independent Board Chairman
				5. Shareholder Proposal that the Board of Directors Issue a Report on Human Rights Due Diligence.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/369550/20220310/NPS_495354.PDF
OFG Bancorp	OFG	67103X102	4/26/2022	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To approve, on an advisory basis, the compensation of the company's named executive officers as set forth in the proxy statement
				• To ratify the selection of the company's independent registered public accounting firm for 2022	Porposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/67103X/20220228/NPS_496354/?page=1
ACTIVISION BLIZZARD, INC.	ATVI	00507V	4/27/2022
1. Adoption of the Merger Agreement. To adopt the Agreement and Plan of Merger (as it may be amended from time to time), dated as of January 18, 2022 (the "merger agreement"), by and among Activision Blizzard, Inc. ("Activision Blizzard"), Microsoft Corporation and Anchorage Merger Sub Inc., a wholly owned subsidiary of Microsoft Corporation.
2. Approval, by Means of a Non-Binding, Advisory Vote, of Certain Compensatory Arrangements with Named Executive Officers. To approve, by means of a non-binding, advisory vote, compensation that will or may become payable to the named executive officers of Activision Blizzard in connection with the merger pursuant to the merger agreement.
				3. Adjournment of the Special Meeting. To adjourn the special meeting to a later date or dates, if necessary or appropriate, to allow time to solicit additional proxies if there are insufficient votes to adopt the merger agreement at the time of the special meeting.	Porposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/00507V/20220321/COMBO_494725.PDF
PHILIP MORRIS INTERNATIONAL INC.	PM	718172109	5/3/2022

• To elect directors to serve for the ensuing year
• To ratify the selection of independent auditors

• To vote on approval of executive compensation
•  Shareholder Proposal to phase out all health-hazardous and addictive products produced by Philip Morris International Inc. by 2025.
• 2022 Performance Incentive Plan.

					Porposed by the Issuer	Yes	For the proposal	With management	https://philipmorrisinternational.gcs-web.com/static-files/9b0d2973-f642-4d60-8ec0-5d33910aeda2
PULTEGROUP, INC	PHM	745867	5/3/2022	Vote on election of directors
To ratify the re-appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year 2022.
Say on Pay - An advisory vote to approve executive compensation.
Approval of an amendment to extend the term of the Company's Amended and Restated Section 382 Rights Agreement, as amended.
				Approval of the PulteGroup, Inc. 2022 Stock Incentive Plan.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/745867/20220316/NPS_496202.PDF
UNITED RENTALS , INC	URI	911363	5/4/2022	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3.  Advisory Approval of Executive Compensation.
4. Company Proposal for Special Shareholder Meeting Improvement (Amend By-Laws to Reduce Threshold to 15%)
				5. Stockholder Proposal for Special Shareholder Meeting Improvement	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/911363/20220308/NPS_494664.PDF
Popular Inc	BPOP	733174700	5/11/2022	• To elect directors assigned of the Board of Directors of the Corporation;
• To approve an advisory vote of the Corporation's executive compensation;
				• To ratify the appointment of PricewaterhouseCoopers LLP as the Corporation's independent registered public accounting firm for 2022.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/733174/20220315/NPS_496212/?page=1
Akamai Technologies, Inc	AKAM	00971T	5/11/2022	• To elect directors assigned of the Board of Directors of the Corporation;
• To approve an amendment and restatement of the Amended and Restated Akamai Technologies, Inc. 2013 Stock Incentive Plan
• To approve an advisory vote of the Corporation's executive compensation;
				• To ratify the appointment of PricewaterhouseCoopers LLP as the Corporation's independent registered public accounting firm for 2022.	Proposed by the Issuer	Yes	For the proposal	With management	https://www.envisionreports.com/AKAM/2022/28218FE22E2/default.htm?voting=false
JPMorgan Chase & Co	JPM	46625H100	5/16/2022

• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To vote on the ratification of the independent registered public accounting firm

• To vote on advisory resolution to approve executive compensation

• To vote on independent board chariman - require an independent chair
• Improve shareholder written consent
• Racial equity audit and report
• Political and electioneering expenditure congruency report
• Approval of Amended and Restated Long-Term Incentive Plan effective May 18, 2021

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://www.jpmorganchase.com/ir/annual-report
Johnson & Johnson	JNJ	478160	4/27/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://www.investor.jnj.com/annual-meeting-materials/2022-proxy-statement
EOG Resources	EOG	26875P	4/19/2022	1. Election of directors.
2. To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the Company for the year ending December 31, 2022.
				3. To approve, by non-binding vote, the compensation of the Company's named executive officers.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/26875P/20220224/NPS_492831.PDF
FASTENAL COMPANY	FAST	311900	4/22/2022	Election of directors Ratification of the appointment of KPMG LLP as independent registered public accounting firm for the 2022 fiscal year. Approval, by non-binding vote, of executive compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://investor.fastenal.com/investor-resources/annual-report-proxy-materials/default.aspx
Berkshire Hathaway Inc.	BRK/B	84670702	4/29/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://www.proxydocs.com/branding/963708/2022/issuer/
TRACTOR SUPPLY COMPANY	TSCO	892356	5/10/2022	1. Electin of directors
2. To ratify the re-appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022
3. To approve, by advisory vote, the compensation of our named executive officers
				4. To vote on a shareholder proposal titled "Report on Costs of Low Wages and Inequality"	Porposed by the Issuer	Yes	For the proposal	With management	https://www.envisionreports.com/TSCO/2022/1DB24JA22E1/default.htm?voting=false
Chubb Limited	CB	H1467J	5/17/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	http://www.edocumentview.com/CB
CHIPOTLE MEXICAN GRILL, INC.	CMG	169656	5/17/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/169656/20220321/NPS_496589/INDEX.HTML?page=1
The Home Depot Inc	HD	437076	5/18/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://ir.homedepot.com/financial-reports/current-forms
MarshMcLennan	MMC	571748	5/18/2022	1. Election of Directors 2. Advisory vote to approve our executive compensation. 3. To ratify the selection of independent registered public accountants	Proposed by the Issuer	Yes	For the proposal	With management	https://news-investors.mmc.com/reporting/annual-reports-proxy-statements?c=113872&p=proxy
Altria Group	MO	02209S	5/18/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/02209S/20220329/NPS_497358.PDF
DOLLAR GENERAL CORPORATION	DG	256677	5/24/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/256677/20220317/NOMNP_497097.PDF
ADVANCED MICRO DEVICES	AMD	007903	5/17/2022	1. Election of Directors
2. Advisory vote to approve our executive compensation.
3. To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the fiscal year ending December 31, 2022.
					Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/007903/20220322/NPS_496962.PDF
N-Able, Inc	NABL	62878D	5/24/2022	1. Election of Directors 2. Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/62878D/20220331/NPS_499775.PDF
Amazon.com Inc	AMGN	023135	5/24/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/023135/20220331/NPS_499771.PDF
WALMART INC	WMT	931142	5/31/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://stock.walmart.com/investors/financial-information/annual-reports-and-proxies/default.aspx
TARGET CORPORATION	TGT	87612E	6/7/2022	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers
4. Shareholder proposal to amend the proxy access bylaw to remove the shareholder group limit.
					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/87612E/20220411/NPS_501405/?page=1
FREEPORT-MCMORAN INC.	FCX	35671D	6/8/2022	1. Election of directors. 2. Ratification of Appointment of Public Accounting Firm. 3. To approve, on an advisory basis, the compensation of our named executive officers	Proposed by the Issuer	Yes	For the proposal	With management	https://www.envisionreports.com/FCX/2022/1BC08MA22E3/default.htm?voting=false
XPO LOGISTICS, INC	XPO	983793	5/17/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://www.envisionreports.com/XPO/2022/15514MA22E/default.htm?voting=false
META PLATFORMS, INC.	META	30303M	5/24/2022	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/default.aspx?ticker=30303M
SOLARWINDS CORPORATION	SWI	83417Q	5/25/2022	1. Election of Directors
2. Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.
				3. Non-binding advisory vote to approve the compensation of our named executive officers.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/83417Q/20220331/NPS_499811.PDF
PAYPAL HOLDINGS, INC.	PYPL	70450Y	6/1/2022	Vote on election of directors
Ratification of the appointment of PricewaterhouseCoopers LLP as our independent auditor for 2022.
Advisory vote to approve the compensation of our named executive officers.
Advisory Vote on the Frequency of the Stockholder Advisory Vote to Approve Named Executive Officer Compensation.
				Stockholder Proposal - Special Shareholder Meeting Improvement.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/70450Y/20220405/NPS_501006/INDEX.HTML?page=1
BAUSCH HEALTH COMPANIES, INC.	BHC	71734	6/21/2022

1. Election of directors.
2. The approval, in an advisory vote, of the compensation of our Named Executive Officers.
3. Approval of amnedment and restatement of the Company's Amended and Restated 2014 Omnibus Incentive Plan.

4. To appoint PricewaterhouseCoopers LLP as the auditors for the Company to hold office until the close of the 2022 Annual Meeting of Shareholders and to authorize the Company's Board of Directors to fix the auditors' remuneration.

					Porposed by the Issuer	Yes	For the proposal	With management
FORTINET, INC.	FTNT	34959E	6/17/2022

1. Election of Directors
2. Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.
3. Advisory vote on the compensation of our named executive officers.
4. Approve the adopti on of an Amended and Restated Certi fi cate of Incorporati onin order to implement a fi ve-for-one forward stock split and to make certainother changes as refl ected in the Amended and Restated Certi fi cate anddescribed in the Proxy Statement.

5.Stockholder proposal to remove supermajority voti ng requirements.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and abstain the proposals proposed by security-holders	With management
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624	6/23/2022

1. Election of Directors

2.To approve, on a non-binding advisory basis, the compensati on for Teva's namedexecutive officers.

3.To approve Teva's Compensati on Policy with respect to the Terms of Offi ce andEmployment of Teva's Executi ve Offi cers and Directors.

4.To approve amendments to Teva's Arti cles of Associati on.

5. To appoint Kesselman & Kesselman, a member of PricewaterhouseCoopersInternati onal Ltd., as Teva's independent registered public accounti ng fi rm unti lTeva's 2023 annual meeting of shareholders.

					Porposed by the Issuer	Yes	For the proposal	With management
Mercadolibre Inc	MELI	58733R	6/8/2022	1. Election of directors. 2. To approve, on an advisory basis, the compensation of our named executive officers for fiscal year 2021. 3. Ratification of Appointment of Public Accounting Firm.	Proposed by the Issuer	Yes	For the proposal	With management
CHESAPEAKE ENERGY CORPORATION	CHK	165167	6/9/2022

1. Election of directors.
2. To approve, on an advisory basis, the compensation of our named executive officers for fiscal year 2021.

3. To rati fy the appointment of PricewaterhouseCoopers LLP as our independentregistered public accounti ng fi rm for the fi scal year ending December 31, 2022.

					Proposed by the Issuer	Yes	For the proposal	With management
Diamondback Energy	FANG	25278X	6/9/2022

1. Election of directors.
2. To approve, on an advisory basis, the compensation of our named executive officers.

3. To rati fy the appointment of Grant Thornton LLP as our independentregistered public accounti ng fi rm for the fi scal year ending December 31, 2022.

					Proposed by the Issuer	Yes	For the proposal	With management
TJX Companies	TJX	872540	6/7/2022

1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.

3. Approval of Stock Incenti ve Plan (2022 Restatement)
4.  Advisory approval of TJX's executive compensation (the say-on-pay vote).
5.Shareholder proposal for a report on eff ecti veness of social compliance eff orts inTJX's supply chain.
6. Shareholder proposal for a report on risk to TJX from supplier misclassifi cati on ofsupplier's employees.

7. Shareholder proposal for a report on risk due to restricti ons on reproducti verights.

8.Shareholder proposal to adopt a paid sick leave policy for all Associates.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management
General Motors	GM	37045V	6/13/2022

1. Election of directors.
2.To approve, on an advisory basis, the compensation of our named executive officers
3.Rati fi cati on of the Selecti on of Ernst & Young LLP as the Company's IndependentRegistered Public Accounting Firm for 2022.
4. Shareholder Proposal to Lower the Ownership Threshold to Call a SpecialMeeting.
5. Shareholder Proposal Regarding Separati on of Chair and CEO Roles.

6. Shareholder Proposal Requesti ng a Report on the Use of Child Labor inConnection with Electric Vehicles.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management
MARKETAXESS HOLDINGS INC	MKTX	57060D	6/8/2022

1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers.

4.To approve the MarketAxess Holdings Inc. 2022 Employee Stock Purchase Plan.

					Proposed by the Issuer	Yes	For the proposal	With management
Garmin LTD	GRMN	H2906T	6/10/2022
1. Approval of Garmin's 2021 Annual Report, including the consolidated financial statements of Garmin for the fiscal year ended December 25, 2021 and the statutory financial statements of Garmin for the fiscal year ended December 25, 2021.
2. Approval of the appropriation of available earnings.
3. Approval of the payment of a cash dividend in the aggregate amount of U.S. $2.92 per outstanding share out of Garmin's reserve from capital contribution in four equal installments.
4. Discharge of the members of the Board of Directors and the Executive Management from liability for the fiscal year ended December 25, 2021.
5-14. Other Votes
					Proposed by the Issuer	Yes	For the proposal	With management
SHOPIFY	SHOP	82509L	6/7/2022	1. Election of directors
2. Appointment of the Auditors Resolution approving the re-appointment of PricewaterhouseCoopers LLP as auditors of Shopify Inc. and authorizing the Board of Directors to fix their remuneration.
3. Special resolution, the full text of which is attached as Schedule A to the management information circular dated April 11, 2022, to approve, pursuant to an interim order of the Ontario Superior Court of Justice (Commercial List) dated April 11, 2022, a proposed plan of arrangement pursuant to Section 192 of the Canada Business Corporations Act to effect, among other things, certain updates to the Company's governance structure, including an amendment to Shopify Inc.'s restated articles of incorporation to provide for the creation of a new class of share, designated as the Founder share, and the issuance of such Founder share to Shopify Inc.'s Founder and Chief Executive Officer, Mr. Tobias Lütke.
4. Special resolution, the full text of which is attached as Schedule B to the management information circular dated April 11, 2022, to approve an amendment to Shopify Inc.'s restated articles of incorporation to effect a ten-for-one split of its Class A subordinate voting shares and Class B multiple voting shares.
				5. Non-binding advisory resolution that the shareholders accept Shopify Inc.'s approach to executive compensation as disclosed in the management information circular dated April 11, 2022.	Proposed by the Issuer	Yes	For the proposal	With management
Mastercard Inc	MA	57636Q	6/21/2022

1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. To approve, on an advisory basis, the compensation of our named executive officers
4. Approval of an amendment to Mastercard's Certificate of Incorporation to enable adoption of a stockholders' right to call special meetings of stockholders.
5. Consideration of a stockholder proposal on the right to call special meetings of stockholders.
6.Consideration of a stockholder proposal requesting Board approval of certain political contributions.

7. Consideration of a stockholder proposal requesting charitable donation disclosure.

8. Consideration of a stockholder proposal requesting a report on "ghost guns".

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management
ACTIVISION BLIZZARD, INC.	ATVI	00507V	6/21/2022

1. Election of directors.
2.Advisory vote to approve our executive compensation.

3. Ratification of Appointment of PWC as the company's independent registered accounting firm.

4. Shareholder proposal regarding the nomination of an employee representative director.

5. Shareholder proposal regarding the preparation of a report about the Company's efforts to prevent abuse, harassment and discrimination.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management
Iberdrola SA	IBDRY	450737	6/16/2022	Please refer to the agenda for proposal language.	Proposed by the Issuer	Yes	For the proposal	With management
Booz / Allen / Hamilton	BAH	99502	7/27/2022

1. Election of directors.
2.Advisory vote to approve our executive compensation.

3. Ratification of Appointment of E&Yas the company's independent registered accounting firm.

4.Approval of the Adopti on of the Sixth Amended and Restated Certi fi cate ofIncorporati on to allow stockholders holding not less than 25% of the outstandingshares of the Company's common stock to call special meeti ngs.

5. Vote on a stockholder proposal regarding stockholders' ability to call special meetings.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
President (Principal Executive Officer)

Date: August 12, 2022

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